Loans and borrowings	12 Months Ended
Mar. 31, 2026
Borrowings [abstract]
Loans and borrowings
16.
Loans and borrowings

Short-term borrowings

Short-term borrowings primarily consist of “pre-shipment credit” drawn by the parent company and other unsecured loans drawn by parent company and certain of its subsidiaries in Russia, Brazil and Mexico which are repayable within 12 months from the date of drawdown.

Short-term borrowings consist of the following:

	As of March 31,
	2026		2025
Pre-shipment credit	Rs.	19,600	Rs.	32,855
Working capital borrowings		39,535		5,129
Bank overdraft		-		61
	Rs.	59,135	Rs.	38,045

The interest rate profile of short-term borrowings from banks is given below:

Currency (1)	Interest Rate (2)
	As of March 31, 2026	As of March 31, 2025
RUB	Key rate + 348 bps to 398 bps	Key rate + 470 bps to 590 bps
MXN	TIIE + 1.35%	TIIE + 1.35%
INR	T-bill + 35 bps to 55 bps	7.50%
	Repo + 75 bps	T-bill + 35 bps to 70 bps
BRL	CDI+1.55%	CDI+1.55%
U.S.$	-	6 Month SOFR + 10 bps to 65 bps

(1)
“BRL” means Brazilian reals, “INR” means Indian rupees, “MXN” means Mexican pesos, “RUB” means Russian rubles and “U.S.$” means U.S. dollars.

(2)
“CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário), “Key rate” means the key interest rate published by the Central Bank of Russia, “REPO” means the “Repurchasing option” rate published by the Reserve Bank of India, “SOFR” means Secured Overnight Financing Rate, “T-bill” means India Treasury bill interest rate and “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio).

Long-term borrowings

Long-term borrowings consist of the following:

	As of March 31,
	2026				2025
	Non – current		Current		Non – current		Current
Rupee term loan from bank to subsidiary (1)	Rs.	-	Rs.	3,799	Rs.	3,800	Rs.	-
Obligations under leases (2)		12,203		2,204		4,064		857
	Rs.	12,203	Rs.	6,003	Rs.	7,864	Rs.	857

(1)
The Rupee term loan obtained from a bank by the Company’s subsidiary, Aurigene Pharmaceutical Services Limited is subject to certain covenants that are required to be maintained on a consolidated basis during the period of the loan. The covenant is to be tested on an annual basis at the end of each financial year. As at March 31, 2026 and March 31, 2025, the Company is in compliance with the covenants and has no indication that it will have difficulty in complying with the same.

(2)	Refer to N ote 11.B of these consolidated financial statements for further details.

The interest rate profiles of long-term borrowings (other than obligations under leases) as of March 31, 2026 and 2025 were as follows:

	As of March 31,
	2026		2025
	Currency (1)	Interest Rate (2)	Interest rate (2)
Rupee term loan from bank	INR	3 Months T-bill + 84 bps	3 Months T-bill + 84 bps

(1)	“INR” means Indian rupees.
(2)	“T-bill” means India Treasury bill interest rate.

The aggregate maturities of long-term loans and borrowings, based on contractual maturities were as follows:

	As of March 31, 2026						As of March 31, 2025
Maturing in	Long term borrowings		Obligations under leases		Total		Long term borrowings		Obligations under leases		Total
Less than 1 year	Rs.	3,799	Rs.	2,582	Rs.	6,381	Rs.	-	Rs.	1,104	Rs.	1,104
1-2 years		-		2,272		2,272		3,800		911		4,711
2-3 years		-		2,131		2,131		-		840		840
3-4 years		-		1,977		1,977		-		594		594
4-5 years		-		1,861		1,861		-		539		539
Thereafter		-		8,214		8,214		-		2,736		2,736
	Rs.	3,799	Rs.	19,037	Rs.	22,836	Rs.	3,800	Rs.	6,724	Rs.	10,524
Less: Finance component		-		(4,630)		(4,630)		-		(1,803)		(1,803)
	Rs.	3,799	Rs.	14,407	Rs.	18,206	Rs.	3,800	Rs.	4,921	Rs.	8,721

Uncommitted lines of credit from banks

The Company has uncommitted lines of credit of Rs.49,109 and Rs.50,904 as of March 31, 2026 and 2025, respectively, from its banks for working capital requirements. The Company draw upon these lines of credit based on its working capital requirements.

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2026:

Particulars	Long-term borrowings (1)		Short-term borrowings (2)		Total
Opening balance	Rs.	8,721	Rs.	37,984	Rs.	46,705
Recognition of lease liabilit ies during the year		9,709		-		9,709
Payment of principal portion of lease liabilities		(1,263)		-		(1,263)
Borrowings made during the year		-		119,829		119,829
Borrowings repaid during the year		(1)		(99,572)		(99,573)
Effect of changes in foreign exchange rates		1,040		894		1,934
Closing balance	Rs.	18,206	Rs.	59,135	Rs.	77,341

Reconciliation of liabilities arising from financing activities during the year ended March 31, 2025:

Particulars	Long-term borrowings (1)		Short-term borrowings		Total
Opening balance	Rs.	7,297	Rs.	12,723	Rs.	20,020
Recognition of lease liabilit ies during the year		2,576		-		2,576
Payment of principal portion of lease liabilities		(1,294)		-		(1,294)
Borrowings made during the year		-		80,646		80,646
Borrowings repaid during the year		-		(56,156)		(56,156)
Effect of changes in foreign exchange rates		142		771		913
Closing balance	Rs.	8,721	Rs.	37,984	Rs.	46,705

(1)	Includes current portion.
(2)	Does not include movement in bank overdraft.